Derivative Financial Assets - Summary Of Detailed Information About Financial Instruments (Detail) - HKD ($)	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	$ 1,443,134,162	$ 969,894,519
Upside Participation and Profit Distribution Agreements [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	1,305,256,317	969,894,519
Future Settlement Contract [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	$ 137,877,845	$ 0